SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

On April 2, 2026, the Company issued 114,250 Common Shares for the settlement of 114,250 RSUs (Note 8) vested on March 28, 2026, which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's Common Shares being traded on the NYSE American.

On April 9, 2026, former CEO and Director, Rick Svetkoff filed a complaint against the Company, and its board members in the 18th Judicial Circuit in Brevard County, Florida. The complaint alleges that the defendants breached fiduciary duty, deceptive business practices, and improper control and alteration of corporate records and is seeking $26 million in damages. The Company denies all of the allegations of the complaint and intends to vigorously defend itself.

Effective May 11, 2026, the Board of Directors of the Company appointed Jose Arias as the Company's Vice President, Space Operations. In connection with the appointment, the Company is to pay a one-time sign-on bonus of $20,000. Subject to board approval, the Company will also grant 150,000 stock options under the Company's equity incentive plan. The exercise price of the stock options will be equal to fair market value of the Company's common stock on the grant date, and have a vesting schedule of 25% after 12 months, with the remaining 75% vesting monthly in equal installments over the subsequent 24 months.

13. SUBSEQUENT EVENTS

On January 5, 2026, the Company issued an aggregate of 29,341 Common Shares pursuant to the cashless exercise of 30,000 warrants outstanding (Note 8), at an exercise price of $0.33 per share.

On January 8, 2026, the Company issued 24,285 Common Shares pursuant to the cashless exercise of 25,000 warrants outstanding (Note 8), at an exercise price of $0.33 per share.

On February 3, 2026, Rick Svetkoff withdrew and transferred $500,000 to accounts not held in Starfighters International, Inc.'s name. This transfer was made without approval of the Company's Board of Directors or Audit Committee.

On February 17, 2026, Rick Svetkoff withdrew $1,395,869 to repay amounts owing to Rick Svetkoff and RLB Aviation, Inc. This transaction was made without approval of the Company's Board of Directors or Audit Committee.

On February 19, 2026, Rick Svetkoff, the former CEO, and Brenda Svetkoff, the former Secretary and spouse of the former CEO, resigned from the Company.

On February 19, 2026, the Options granted to Rick Svetkoff, the former CEO, and Brenda Svetkoff, the former Secretary and spouse of the former CEO, amounting to 500,000 Options and 640,000 Options, respectively, were automatically forfeited upon their respective resignations from the Company.

On February 22, 2026, Tim Franta was appointed as CEO of the Company.

On March 12, 2026, the Company issued 114,250 Common Shares upon vesting of 114,250 RSUs (Note 8), which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's Common Shares being traded on the NYSE American.

On April 2, 2026, the Company issued 114,250 Common Shares upon vesting of 114,250 RSUs (Note 8), which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's Common Shares being traded on the NYSE American.

On April 9, 2026, former CEO and Director, Rick Svetkoff filed a complaint against the Company, and its board members in the 18th Judicial Circuit in Brevard County, Florida. The complaint alleges that the defendants breached fiduciary duty, deceptive business practices, and improper control and alteration of corporate records and is seeking $26 million in damages. The Company denies all of the allegations of the complaint and intends to vigorously defend itself.